Earnings per share - Basic and Diluted EPS Continuing Operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Loss for the period from continuing operations	$ (99,261)	$ (213,141)	$ (207,568)
Less: net loss attributable to non-controlling interest from continuing operations	(23)	(37)	(40)
Loss attributable to Equity of the Company from continuing operations	$ (99,238)	$ (213,104)	$ (207,528)
Denominator
Weighted average number of shares for basic EPS (in shares)	201,789,219	200,349,548	193,835,475
Weighted average number of shares for diluted EPS (in shares)	201,789,219	200,349,548	193,835,475
Loss per share from continuous operations - basic (in dollars per share)	$ (0.49)	$ (1.06)	$ (1.07)
Loss per share from continuous operations - diluted (in dollars per share)	$ (0.49)	$ (1.06)	$ (1.07)